BASIS OF PRESENTATION (Details)	12 Months Ended
Jan. 31, 2020
Coral Resources, Inc. [Member]
Statement [Line Items]
Subsidiary	Coral Resources, Inc.
Ownership Interest	100.00%
Jurisdiction	Nevada, USA
Nature of Operations	Exploration Company
Coral Energy Corporation [Member]
Statement [Line Items]
Subsidiary	Coral Energy Corporation (up until December 30, 2019)
Ownership Interest	100.00%
Jurisdiction	California, USA
Nature of Operations	Holding Company
Marcus Corporation [Member]
Statement [Line Items]
Subsidiary	Marcus Corporation
Ownership Interest	98.49%
Jurisdiction	Nevada, USA
Nature of Operations	Holding Company